Stock-Based Compensation (Details) - Summary of summary of stock option activity (Parentheticals) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary Of Summary Of Stock Option Activity Abstract
Share based compensation by share based award options granted during the period weighted average fair value per share	$ 7.99	$ 0.72
Share based compensation by share based award options vested during the period aggregate fair value	$ 10.5	$ 0.2
Share based compensation by share based award aggregate intrinsic value of options vested during the period	$ 0.2	$ 0.1